Treasury stock (Details) - $ / shares	Oct. 16, 2017	Oct. 17, 2016	Oct. 16, 2015	Feb. 19, 2015	Dec. 31, 2017	Dec. 31, 2016
Treasury stock
Shares of treasury stock held					33,801	18,906
Cancellation of treasury stock				55,905
Original purchase price of treasury stock (in dollars per share)				$ 0.002
Restricted stock
Treasury stock
Shares surrendered by holder to cover taxes associated with vesting	14,895	9,709	9,197